Segments	12 Months Ended
Dec. 31, 2011
Segments [Abstract]
Segments

NOTE L — Segments

CTS reportable segments are grouped by entities that exhibit similar economic characteristics. The segment’s reporting results are regularly reviewed by CTS’ chief operating decision maker to make decisions about resources to be allocated to these segments and to evaluate the segment’s performance. CTS has two reportable segments: 1) Components and Sensors and 2) Electronics Manufacturing Services (“EMS”).

Components and sensors are products which perform specific electronic functions for a given product family and are intended for use in customer assemblies. Components and sensors consist principally of automotive sensors and actuators used in commercial or consumer vehicles; electronic components used in communications infrastructure and computer markets; terminators, including ClearONE™ terminators, used in computer and other high speed applications, switches, resistor networks and potentiometers used to serve multiple markets; and fabricated piezo-electric materials and substrates used primarily in medical, computer and industrial markets.

EMS includes the higher level assembly of electronic and mechanical components into a finished subassembly or assembly performed under a contract manufacturing agreement with an OEM or other contract manufacturer. Additionally, for some customers, CTS provides full turnkey manufacturing and completion including design, bill-of-material management, logistics, and repair.

The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies. Management evaluates performance based upon segment operating earnings before interest expense, interest income, non-operating income/(expense), and income tax expense.

In the third quarter of 2011, CTS expanded the presentation of segment operating earnings to currently include both segment operating earnings before corporate and shared services charges and segment operating earnings after corporate and shared services charges as shown in the table below. These charges primarily include Company headquarters’ support services such as information technology, accounting, treasury, legal and other support services which are not part of any business segment. Prior to this change, these charges were included within these operating segments. This presentation reflects the current fact that CTS’ chief operating decision-maker excludes these charges from the review of the results of the operating segments for purposes of measuring segment profitability and allocating resources. Results from prior periods here are presented on the same basis.

Summarized financial information concerning CTS’ reportable segments for the years ended December 31, 2011, 2010, and 2009 is shown in the following table:

($ in thousands)	Components and Sensors	EMS	Total
2011
Net sales to external customers	$279,857	308,649	588,506
Segment operating earnings before corporate and shared services charges	$36,595	$13,682	$50,277
Corporate and shared services charges	(15,239)	(6,660)	(21,899)
Segment operating earnings(1)	$21,356	$7,022	$28,378
Total assets	$329,624	$151,191	$480,815
Depreciation and amortization	12,077	5,471	17,548
Capital expenditures	9,919	5,655	15,574
Capital expenditure to replace property damaged in casualties	—	4,733	4,733

2010
Net sales to external customers	$282,860	269,781	552,641
Segment operating earnings before corporate and shared services charges	$48,014	5,929	53,943
Corporate and shared services charges	(16,661)	(7,742)	(24,403)
Segment operating (loss)/earnings	$31,353	(1,813)	29,540
Total assets	$335,719	146,865	482,584
Depreciation and amortization	$11,633	$5,932	$17,565
Capital expenditures	$11,091	$2,180	$13,271

2009
Net sales to external customers	$213,184	285,798	498,982
Segment operating earnings before corporate and shared services charges	$24,314	15,319	39,633
Corporate and shared services charges	(14,019)	(8,047)	(22,066)
Segment operating earnings	$10,295	7,272	17,567
Total assets	$295,132	112,525	407,657
Depreciation and amortization	$12,744	$6,787	$19,531
Capital expenditures	$5,081	$1,456	$6,537

(1)	EMS segment’s operating earnings of $7,022 include $6,067 of insurance recovery for property damage related to the fire at CTS Scotland’s manufacturing facility.

Reconciling information between reportable segments’ operating earnings and CTS’ consolidated earnings before income taxes is shown in the following table:

	Year ended December 31,
($ in thousands)	2011	2010	2009
Total segment operating earnings	$28,378	$29,540	$17,567
Restructuring and restructuring-related charges — Components and Sensors	(2,649)	(1,010)	(2,096)
Restructuring and restructuring-related charges — EMS	(489)	(687)	(147)
Goodwill impairment — Components and Sensors	—	—	(2,373)
Goodwill impairment — EMS	—	—	(30,780)
Interest expense	(2,119)	(1,074)	(1,878)
Interest income	1,257	385	156
Other income/(expense)	1,959	872	(863)

Earnings before income taxes	$26,337	$28,026	$(20,414)

Financial information relating to CTS’ operations by geographic area was as follows:

	Year ended December 31,
($ in thousands)	2011	2010	2009
Net Sales
United States	$367,971	$310,569	$274,398
Singapore	15,195	19,365	51,863
United Kingdom	43,688	38,707	32,268
China	79,663	86,487	67,994
Canada	34,094	45,097	31,117
Czech Republic	26,014	28,743	28,193
Other non-U.S.	21,881	23,673	13,149

Consolidated net sales	$588,506	$552,641	$498,982

Sales are attributed to countries based upon the origin of the sale.

	Year ended December 31,
($ in thousands)	2011	2010	2009
Long-Lived Assets
United States	$30,363	$28,838	$26,903
China	34,904	34,832	32,441
United Kingdom	7,153	5,028	6,250
Singapore	3,877	3,630	4,523
Canada	605	948	1,914
Taiwan	2,105	2,339	5,588
Thailand	3,625	2,219	3,038
Switzerland	1,721	—	—
Other non-U.S	507	379	463

Consolidated long-lived assets	$84,860	$78,213	$81,120